OTHER LIABILITIES - Carrying Value of Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Lease Liabilities [Abstract]
Balance, beginning of year	$ 33,644	$ 30,792
Addition of lease obligation	11,884	4,619
Interest expense	1,489	1,303
Cash payments	(5,848)	(3,070)
Balance, end of year	41,169	33,644
Current portion of lease obligations	7,671	3,609
Non-current portion of lease obligations	33,498	30,035
Vehicles and other
Reconciliation Of Changes In Lease Liabilities [Abstract]
Addition of lease obligation	6,615	1,815
Office space
Reconciliation Of Changes In Lease Liabilities [Abstract]
Addition of lease obligation	$ 5,253	$ 2,681